Stockholders' Equity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Management, Directors and Employees [Member]
Stock Holder's Equity Options Granted [Line Items]
Options (in Shares)	57,000	366,500	366,500	138,500
Options, exercise price (in Dollars per share)	$ 0.25	$ 4.00	$ 2.60	$ 11.20
Options, share price at grant date fair value (in Dollars per share)	$ 0.22	$ 2.60	$ 2.40	$ 7.20
Dividend yield			0.00%	0.00%
Vesting terms (in years)	2 years
Management, Directors and Employees [Member] | Measurement Input, Price Volatility [Member]
Stock Holder's Equity Options Granted [Line Items]
Fair Value Assumptions Rate	118.00%
Management, Directors and Employees [Member] | Measurement Input, Risk Free Interest Rate [Member]
Stock Holder's Equity Options Granted [Line Items]
Fair Value Assumptions Rate	2.96%
Management, Directors and Employees [Member] | Measurement Input, Expected Term [Member]
Stock Holder's Equity Options Granted [Line Items]
Expected term, in years	6 years
Management, Directors and Employees [Member] | Measurement Input, Expected Dividend Rate [Member]
Stock Holder's Equity Options Granted [Line Items]
Fair Value Assumptions Rate	0.00%	0.00%
Management, Directors and Employees [Member] | Minimum [Member]
Stock Holder's Equity Options Granted [Line Items]
Volatility			109.42%	91.55%
Risk free interest rate			2.01%	1.35%
Expected term, in years			6 years	6 years
Vesting terms (in years)		1 year	0 years	0 years
Management, Directors and Employees [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member]
Stock Holder's Equity Options Granted [Line Items]
Fair Value Assumptions Rate		109.00%
Management, Directors and Employees [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Stock Holder's Equity Options Granted [Line Items]
Fair Value Assumptions Rate		2.22%
Management, Directors and Employees [Member] | Minimum [Member] | Measurement Input, Expected Term [Member]
Stock Holder's Equity Options Granted [Line Items]
Expected term, in years		6 years
Management, Directors and Employees [Member] | Maximum [Member]
Stock Holder's Equity Options Granted [Line Items]
Volatility			114.20%	107.35%
Risk free interest rate			2.53%	2.06%
Expected term, in years			10 years	10 years
Vesting terms (in years)		3 years	3 years	3 years
Management, Directors and Employees [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member]
Stock Holder's Equity Options Granted [Line Items]
Fair Value Assumptions Rate		115.00%
Management, Directors and Employees [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Stock Holder's Equity Options Granted [Line Items]
Fair Value Assumptions Rate		2.53%
Management, Directors and Employees [Member] | Maximum [Member] | Measurement Input, Expected Term [Member]
Stock Holder's Equity Options Granted [Line Items]
Expected term, in years		10 years
Consultants [Member]
Stock Holder's Equity Options Granted [Line Items]
Options (in Shares)	15,000			24,250
Options, exercise price (in Dollars per share)	$ 0.34			$ 6.20
Options, share price at grant date fair value (in Dollars per share)	$ 0.29			$ 4.60
Vesting terms	Immediately		Immediately	Immediately
Expected term, in years				10 years
Dividend yield				0.00%
Consultants [Member] | Measurement Input, Expected Term [Member]
Stock Holder's Equity Options Granted [Line Items]
Expected term, in years	6 years
Consultants [Member] | Measurement Input, Expected Dividend Rate [Member]
Stock Holder's Equity Options Granted [Line Items]
Fair Value Assumptions Rate	0.00%
Consultants [Member] | Minimum [Member]
Stock Holder's Equity Options Granted [Line Items]
Volatility				91.55%
Risk free interest rate				1.39%
Vesting terms (in years)				0 years
Consultants [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member]
Stock Holder's Equity Options Granted [Line Items]
Fair Value Assumptions Rate	114.00%
Consultants [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Stock Holder's Equity Options Granted [Line Items]
Fair Value Assumptions Rate	2.22%
Consultants [Member] | Maximum [Member]
Stock Holder's Equity Options Granted [Line Items]
Volatility				102.12%
Risk free interest rate				1.56%
Vesting terms (in years)				1 year
Consultants [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member]
Stock Holder's Equity Options Granted [Line Items]
Fair Value Assumptions Rate	118.00%
Consultants [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Stock Holder's Equity Options Granted [Line Items]
Fair Value Assumptions Rate	2.82%